Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Incurred net loss	$ 2,500,000
Net income	860,000
Operating activities	850,000
Decrease in our petfood revenue	20,000.00	$ 470,000
Net proceeds from the issuance of common shares	6,017,781
Restricted cash amount	$ 1,289,051	$ 1,485,009
Realized gain percentage	25.00%
Excess of accumulated realized gain percentage	20.00%	20.00%	20.00%
Exceeding portion of total realized gain percentage	70.00%
Realized gain	$ 4,190,000
Unrealized gain	30,000.00
Gross realized gain		$ 70,000.00
Unrealized gain		$ 500,000
Non-controlling interest percentage		49.00%
Impairment loss on long-lived assets other	0	$ 217,257	$ 6,833
Impairment loss on goodwill	$ 0	335,570	$ 0
Non-controlling interest percentage			100.00%
Number of sources generated revenue	2
Allowance for sales revenue	$ 0	0	$ 0
Contract liabilities	11,024	16,959
Contract liabilities as revenue	6,970	163,074	56,983
Shipping and handling expenses	1,828	4,864	620
Advertising costs	$ 93,197	$ 22,019	$ 144
Number of segments	2
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage	50.00%
Far Ling’s Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non-controlling interest percentage	49.00%
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination equity interests acquired percentage				51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business combination equity interests acquired percentage				100.00%